NON-CONTROLLING INTEREST (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Assets	$ 258,617	$ 246,559	$ 256,316
Liabilities	71,272	76,475	90,663
Capital	170,296	142,079	147,601
Net income	17,049	28,005	18,052
Santander Corredora de Seguros Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	77,764	76,177	75,000
Liabilities	9,595	9,803	10,065
Capital	66,374	64,937	62,276
Net income	1,795	1,437	2,659
Santander Corredores de Bolsa Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	102,228	88,711	86,473
Liabilities	57,999	45,855	45,724
Capital	42,691	41,424	38,356
Net income	1,538	1,432	2,393
Santander Agente de Valores Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	50,552	44,910	54,486
Liabilities	71	4,732	3,666
Capital	40,177	26,569	38,851
Net income	10,304	13,609	11,969
Santander S.A. Sociedad Securitizadora [Member]
Disclosure of subsidiaries [line items]
Assets	704	400	509
Liabilities	66	50	77
Capital	728	432	512
Net income	(90)	(82)	(80)
Santander Gestion de Recaudacion y Cobranzas Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	6,932	10,826	8,547
Liabilities	3,155	7,901	6,363
Capital	2,925	2,184	1,602
Net income	852	741	582
Bansa Santander S.A. [Member]
Disclosure of subsidiaries [line items]
Assets	20,437	25,535	31,301
Liabilities	386	8,134	24,768
Capital	17,401	6,533	6,004
Net income	$ 2,650	$ 10,868	$ 529